Other Income and Expenses - Schedule of Details of Other Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income And Expense [Abstract]
Gain on disposal of property and equipment	₩ 4	₩ 8	₩ 20
Settlement proceeds	0	363	0
Miscellaneous gain	309	418	893
Total	₩ 313	₩ 789	₩ 913